T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.5%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 228
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  160,000 160
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 332,488 338
Ares LIX
Series 2021-59A, Class A, CLO, FRN
3M USD LIBOR + 1.03%, 1.215%, 4/25/34 (1) 250,000 250
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.445%, 10/25/31 (1) 300,000 300
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (1) 330,000 345
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.06%, 1.226%, 4/15/34 (1) 440,000 440
Benefit Street Partners
Series 2015-VIBR, Class A, CLO, FRN
3M USD LIBOR + 1.19%, 1.315%, 7/20/34 (1) 380,000 380
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.626%, 4/15/29 (1) 250,000 248
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 1.313%, 7/15/34 (1) 250,000 250
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.064%, 7/18/27 (1) 150,079 150
Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.132%, 7/28/28 (1) 277,234 277
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  500,000 516
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.26%, 7/15/36 (1) 280,000 279
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.288%, 7/15/36 (1) 260,000 260

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 128,700 136
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 213,925 221
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.234%, 7/17/34 (1) 265,000 265
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  130,000 131
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 120,000 121
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.284%, 10/20/28 (1) 289,163 289
Golub Capital Partners
Series 2021-53A, Class B, CLO, FRN
3M USD LIBOR + 1.80%, 1.93%, 7/20/34 (1) 260,000 260
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 243,125 260
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 135,000 137
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 23,135 24
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 107,461 112
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 258,050 264
KKR
Series 33A, Class A, CLO, FRN
3M USD LIBOR + 1.17%, 1.273%, 7/20/34 (1) 250,000 250
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.456%, 10/15/32 (1) 635,000 637
Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.205%, 11/15/28 (1) 250,000 250
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.425%, 10/25/32 (1) 465,000 465

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.325%, 1/25/32 (1) 250,000 250
MVW Owner Trust
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 91,884 98
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 45,525 46
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 260,159 266
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 107,895 109
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 77,508 78
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.824%, 3/26/68 (1) 123,218 123
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 1.264%, 10/19/31 (1) 250,000 250
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.124%, 1/20/32 (1) 570,000 570
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.434%, 10/20/32 (1) 290,000 290
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.241%, 7/17/35 (1) 250,000 250
Neuberger Berman XVI
Series 2017-16SA, Class AR, CLO, FRN
3M USD LIBOR + 1.04%, 1.166%, 4/15/34 (1) 305,000 304
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.784%, 7/20/29 (1) 250,000 250
OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 1.884%, 7/20/31 (1) 250,000 250
OCP
Series 2020-19A, Class AR, CLO, FRN
3M USD LIBOR + 1.15%, 10/20/34 (1)(2) 430,000 430
OHA Credit Funding 3
Series 2019-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.14%, 1.288%, 7/2/35 (1) 395,000 394

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.144%, 7/17/29 (1) 238,635 239
Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.826%, 7/15/31 (1) 260,000 260
Palmer Square
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.256%, 7/15/34 (1) 310,000 310
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 10/15/32 (1) 265,000 265
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  230,000 231
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 325,000 333
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 305,000 305
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 325,000 325
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 104,677 108
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 150,539 151
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 24,091 24
SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.046%, 8/16/32 (1) 240,000 244
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 37,702 39
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 334,586 343
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 170,663 174
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 157,604 167

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 190,103 200
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 318,234 316
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 240,000 244
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.006%, 4/15/28 (1) 370,635 370
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 1/15/34 (1) 580,000 581
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.214%, 4/20/33 (1) 250,000 250
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.194%, 10/20/29 (1) 285,000 285
Total Asset-Backed Securities (Cost $17,808) 17,965
BOND MUTUAL FUNDS 7.7%
T. Rowe Price Inflation Protected Bond Fund - I Class, 7.21% (3)(4) 488 7
T. Rowe Price Institutional Emerging Markets Bond Fund,
3.94% (3)(4) 4,964,727 41,902
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
3.43% (3)(4) 3,470,301 33,835
T. Rowe Price Institutional High Yield Fund - Institutional Class,
3.82% (3)(4) 5,069,998 45,123
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.00% (3)(4) 8,742,538 89,174
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 6.59% (3)(4) 5,447,224 29,905
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
1.69% (3)(4) 5,704,959 67,376
Total Bond Mutual Funds (Cost $306,765) 307,322
COMMON STOCKS 69.9%
COMMUNICATION SERVICES 9.6%
Diversified Telecommunication Services 0.3%
KT (KRW)  66,618 1,883

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nippon Telegraph & Telephone (JPY)  394,900 10,521
Telecom Italia (EUR)  2,999,986 1,449
13,853
Entertainment 1.4%
Cinemark Holdings (5) 26,976 481
Netflix (5) 26,826 15,269
Roku (5) 3,585 1,263
Sea, ADR (5) 57,851 19,572
Spotify Technology (5) 11,531 2,702
Walt Disney (5) 92,719 16,810
Zynga, Class A (5) 102,438 907
57,004
Interactive Media & Services 7.0%
Alphabet, Class A (5) 5,031 14,559
Alphabet, Class C (5)(6) 51,657 150,283
Facebook, Class A (5)(6) 182,630 69,286
Genius Sports (5) 8,600 176
Match Group (5) 16,793 2,308
NAVER (KRW)  10,489 3,972
Pinterest, Class A (5) 113,278 6,295
Snap, Class A (5) 232,693 17,710
Tencent Holdings (HKD)  163,700 10,111
Vimeo (5) 12,948 494
Z Holdings (JPY)  439,000 2,854
278,048
Media 0.4%
Advantage Solutions (5) 26,198 228
Advantage Solutions, Warrants, 12/31/26 (5) 6,549 12
Cable One  1,156 2,427
Comcast, Class A  33,064 2,006
CyberAgent (JPY)  265,700 4,864
National CineMedia  27,479 71
Stroeer (EUR)  25,552 2,104
WPP (GBP)  326,746 4,430
16,142
Wireless Telecommunication Services 0.5%
SoftBank Group (JPY)  40,700 2,294
T-Mobile U.S. (5) 103,725 14,212
Vodafone Group, ADR  223,765 3,820
20,326
Total Communication Services 385,373

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 8.4%
Auto Components 0.4%
Autoliv, SDR (SEK) (7) 27,048 2,411
Denso (JPY)  41,300 2,891
Gentherm (5) 13,605 1,167
Magna International  73,968 5,837
Stanley Electric (JPY)  80,100 1,999
Stoneridge (5) 18,485 431
Sumitomo Rubber Industries (JPY)  88,200 1,056
15,792
Automobiles 0.3%
Honda Motor (JPY)  52,400 1,586
Suzuki Motor (JPY)  66,700 2,882
Toyota Motor (JPY)  106,100 9,241
13,709
Diversified Consumer Services 0.1%
Alclear Holdings, Acquisition Date: 3/6/18 - 12/13/18,
Cost $291 (5)(8) 38,808 1,713
Bright Horizons Family Solutions (5) 9,559 1,393
Duolingo (5) 863 112
Rover Group, Acquisition Date: 5/11/18 - 5/25/18, Cost $97 (5)(8) 13,478 149
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(8) 13,478 7
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(8) 13,478 6
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(8) 13,478 2
3,382
Hotels, Restaurants & Leisure 1.9%
Bally's (5) 4,319 217
BJ's Restaurants (5) 25,061 1,072
Booking Holdings (5) 3,026 6,959
Chipotle Mexican Grill (5) 3,612 6,875
Chuy's Holdings (5) 22,644 730
Compass Group (GBP) (5) 216,607 4,475
Denny's (5) 32,597 539
Drive Shack (5) 69,300 189
Fiesta Restaurant Group (5) 51,565 619
Hilton Worldwide Holdings (5) 75,674 9,449
Marriott International, Class A (5) 62,160 8,400
McDonald's  4,066 965
MGM Resorts International  102,864 4,384
Papa John's International  22,087 2,817
Red Robin Gourmet Burgers (5) 17,325 424
Ruth's Hospitality Group (5) 21,428 439
Starbucks  101,768 11,957

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $772 (5)(8)(9)(10) 90,236 772
Vail Resorts (5) 5,147 1,569
Yum! Brands  110,152 14,433
77,284
Household Durables 0.4%
Cavco Industries (5) 2,546 650
Panasonic (JPY)  279,700 3,344
Persimmon (GBP)  93,267 3,775
Skyline Champion (5) 23,468 1,472
Sony Group (JPY)  50,000 5,170
14,411
Internet & Direct Marketing Retail 3.0%
1stDibs.com, Acquisition Date: 2/7/19, Cost $100 (5)(8) 6,642 103
Alibaba Group Holding, ADR (5) 31,476 5,256
Altimeter Growth (5) 27,930 314
Altimeter Growth Corp. SPAC / Grab Holdings PIPE (5)(11) 27,696 268
Amazon.com (5)(6) 26,334 91,400
ASOS (GBP) (5) 75,220 4,013
Big Sky Growth Partners (5) 27,360 271
Coupang (5) 69,115 2,071
Deliveroo Holdings, Acquisition Date: 9/12/17 - 5/16/19,
Cost $315 (GBP) (5)(8) 177,400 807
Delivery Hero (EUR) (5) 9,722 1,411
DoorDash, Class A (5) 36,309 6,949
Poshmark, Class A (5) 3,421 100
RealReal (5) 32,900 409
THG (GBP) (5) 149,843 1,266
ThredUp, Class A (5) 15,367 295
Xometry, Acquisition Date: 7/20/20 - 9/4/20, Cost $141 (5)(8) 13,856 956
Xometry, Class A (5) 2,458 179
Zalando (EUR) (5) 44,588 4,944
121,012
Multiline Retail 0.3%
Dollar General  25,255 5,630
Next (GBP)  32,992 3,588
Ollie's Bargain Outlet Holdings (5) 25,425 1,840
11,058
Specialty Retail 1.2%
AutoZone (5) 1,365 2,114
Burlington Stores (5) 10,186 3,051
Carvana (5) 35,048 11,498
Five Below (5) 2,000 426
Home Depot  20,957 6,836

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kingfisher (GBP)  1,163,466 5,602
Monro  19,132 1,089
Petco Health & Wellness (5) 15,799 340
RH (5) 1,557 1,091
Ross Stores  56,449 6,683
TJX  133,731 9,725
48,455
Textiles, Apparel & Luxury Goods 0.8%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $107 (5)(8)
(9) 9,780 113
Capri Holdings (5) 22,100 1,249
Dr. Martens (GBP) (5) 354,108 2,065
EssilorLuxottica (EUR)  21,564 4,237
Kering (EUR)  4,298 3,423
Lululemon Athletica (5) 16,277 6,514
Moncler (EUR)  63,551 4,069
NIKE, Class B  43,196 7,116
Samsonite International (HKD) (5) 618,300 1,296
Skechers USA, Class A (5) 21,000 1,059
Steven Madden  6,700 271
31,412
Total Consumer Discretionary 336,515
CONSUMER STAPLES 1.8%
Beverages 0.2%
Boston Beer, Class A (5) 3,974 2,266
Coca-Cola  1,709 96
Diageo (GBP)  109,314 5,255
Kirin Holdings (JPY)  113,700 2,060
9,677
Food & Staples Retailing 0.3%
Seven & i Holdings (JPY)  119,300 5,206
Walmart  27,220 4,031
Welcia Holdings (JPY)  51,100 1,802
11,039
Food Products 0.8%
Barry Callebaut (CHF)  1,115 2,841
Cal-Maine Foods  22,480 813
Nestle (CHF)  158,676 20,039
Nomad Foods (5) 33,535 885
Post Holdings (5) 13,343 1,493
Post Holdings Partnering (5) 17,985 183
Sanderson Farms  4,124 810
TreeHouse Foods (5) 26,956 1,010

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Utz Brands  45,800 889
Wilmar International (SGD)  1,134,000 3,483
32,446
Personal Products 0.5%
BellRing Brands, Class A (5) 13,881 469
L'Oreal (EUR)  15,616 7,326
Pola Orbis Holdings (JPY)  32,500 709
Unilever (GBP)  217,716 12,122
20,626
Total Consumer Staples 73,788
ENERGY 0.6%
Energy Equipment & Services 0.1%
Cactus, Class A  13,400 503
Dril-Quip (5) 9,200 224
Halliburton  53,923 1,077
Liberty Oilfield Services, Class A (5) 76,234 779
NexTier Oilfield Solutions (5) 119,301 429
Worley (AUD)  355,472 2,702
5,714
Oil, Gas & Consumable Fuels 0.5%
Devon Energy  37,572 1,110
Diamondback Energy  21,644 1,670
Equinor (NOK)  255,470 5,414
Magnolia Oil & Gas, Class A  85,189 1,336
Royal Dutch Shell, Class B, ADR  60,592 2,386
TotalEnergies (EUR)  131,977 5,838
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $21 (5)(8)(9) 7 32
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $279 (5)(8)(9) 77 353
18,139
Total Energy 23,853
FINANCIALS 10.1%
Banks 3.3%
Atlantic Capital Bancshares (5) 16,268 394
Australia & New Zealand Banking Group (AUD)  151,229 3,061
Bank of America  418,403 17,468
BankUnited  44,134 1,855
BNP Paribas (EUR)  62,289 3,946
Citigroup  86,154 6,195
Close Brothers Group (GBP)  52,116 1,104
CrossFirst Bankshares (5) 30,306 401

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DBS Group Holdings (SGD)  107,856 2,392
Dime Community Bancshares  21,385 706
DNB Bank (NOK)  327,642 6,915
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $56 (5)(8)(9) 5,570 67
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27 (5)(8)(9) 2,736 33
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(8)(9) 831 3
East West Bancorp  20,906 1,533
Equity Bancshares, Class A (5) 14,634 469
Erste Group Bank (EUR)  71,691 2,863
FB Financial  24,874 1,025
First Bancshares  18,696 758
Five Star Bancorp  10,658 255
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (5)(8)(9) 9,254 42
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(8)(9) 1,736 —
Heritage Commerce  60,430 681
Heritage Financial  20,509 522
Home BancShares  45,666 1,012
ING Groep (EUR)  494,630 6,823
Intesa Sanpaolo (EUR)  846,648 2,396
JPMorgan Chase  10,847 1,735
Live Oak Bancshares  22,886 1,401
Lloyds Banking Group (GBP)  5,424,435 3,247
Mitsubishi UFJ Financial Group (JPY)  505,900 2,745
National Bank of Canada (CAD)  83,872 6,657
Origin Bancorp  21,370 879
Pacific Premier Bancorp  26,431 1,056
Pinnacle Financial Partners  25,193 2,442
Popular  11,410 866
Professional Holding, Class A (5) 11,709 225
Sandy Spring Bancorp  18,858 822
Seacoast Banking  31,566 1,008
Signature Bank  9,751 2,529
SouthState  13,262 910
Standard Chartered (GBP)  221,648 1,382
Sumitomo Mitsui Trust Holdings (JPY)  60,558 1,978
Svenska Handelsbanken, Class A (SEK)  336,945 3,786
United Overseas Bank (SGD)  221,800 4,199
Webster Financial  18,417 930
Wells Fargo  562,618 25,712
Western Alliance Bancorp  25,922 2,529
129,957

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets 3.0%
Apollo Global Management  37,003 2,212
Bridgepoint Group (GBP) (5) 303,443 2,111
Cboe Global Markets  16,390 2,068
Charles Schwab  344,446 25,093
Goldman Sachs Group  59,342 24,538
Julius Baer Group (CHF)  56,672 3,868
Macquarie Group (AUD)  26,781 3,250
Morgan Stanley (6) 433,161 45,235
MSCI  1,777 1,128
S&P Global  12,834 5,696
StepStone Group, Class A  29,553 1,415
XP, Class A (5) 26,686 1,298
117,912
Consumer Finance 0.1%
Encore Capital Group (5) 20,558 1,012
PRA Group (5) 22,011 924
PROG Holdings  24,508 1,160
3,096
Diversified Financial Services 0.4%
Challenger (AUD)  274,699 1,290
Element Fleet Management (CAD)  375,054 4,135
Equitable Holdings  225,866 7,004
Mitsubishi HC Capital (JPY)  282,700 1,514
13,943
Insurance 3.1%
AIA Group (HKD)  179,400 2,142
American International Group (6) 447,003 24,389
Assurant  12,059 2,051
Aviva (GBP)  503,953 2,801
AXA (EUR)  304,743 8,561
Axis Capital Holdings  27,355 1,400
Bright Health Group (5) 7,417 69
Bright Health Group, Acquisition Date: 9/16/20, Cost $293 (5)(8) 43,110 379
Chubb  65,329 12,015
Direct Line Insurance Group (GBP)  416,769 1,769
Hanover Insurance Group  9,412 1,330
Hartford Financial Services Group  115,266 7,748
Marsh & McLennan  27,673 4,350
MetLife  130,882 8,115
Munich Re (EUR)  30,828 8,998
PICC Property & Casualty, Class H (HKD)  2,800,000 2,532
Ping An Insurance Group, Class H (HKD)  215,000 1,665
Sampo, Class A (EUR)  117,883 6,092

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Selective Insurance Group  25,445 2,126
Selectquote (5) 18,791 180
Storebrand (NOK)  432,179 3,837
Sun Life Financial (CAD) (7) 122,748 6,320
Tokio Marine Holdings (JPY)  93,600 4,580
Travelers  33,782 5,395
Zurich Insurance Group (CHF)  10,307 4,523
123,367
Thrifts & Mortgage Finance 0.2%
Blue Foundry Bancorp (5) 7,584 102
Capitol Federal Financial  35,086 405
Essent Group  24,043 1,132
Housing Development Finance (INR)  82,595 3,150
Meridian Bancorp  23,619 491
PennyMac Financial Services  24,251 1,614
Sterling Bancorp (5) 34,240 182
7,076
Total Financials 395,351
HEALTH CARE 10.1%
Biotechnology 0.7%
AbbVie  39,664 4,791
Abcam, ADR (5) 14,306 303
ACADIA Pharmaceuticals (5) 7,026 123
Acceleron Pharma (5) 8,410 1,126
Agios Pharmaceuticals (5) 11,088 495
Allogene Therapeutics (5) 4,612 110
Apellis Pharmaceuticals (5) 6,700 441
Arcutis Biotherapeutics (5) 2,929 62
Argenx, ADR (5) 6,693 2,215
Ascendis Pharma, ADR (5) 10,315 1,617
Avidity Biosciences (5) 8,831 202
Blueprint Medicines (5) 10,988 1,025
Cerevel Therapeutics Holdings (5) 13,166 417
CRISPR Therapeutics (5) 2,053 257
Exact Sciences (5) 870 91
Flame Biosciences, Acquisition Date: 9/28/20, Cost $53 (5)(8)(9) 8,157 53
G1 Therapeutics (5) 6,798 103
Generation Bio (5) 22,543 564
Global Blood Therapeutics (5) 19,042 546
Homology Medicines (5) 10,656 77
Icosavax (5) 6,851 258
IGM Biosciences (5) 5,061 360
Insmed (5) 44,462 1,247
Intellia Therapeutics (5) 5,512 885

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Iovance Biotherapeutics (5) 4,528 109
Karuna Therapeutics (5) 1,756 209
Kodiak Sciences (5) 14,582 1,373
Kymera Therapeutics (5) 2,981 185
MeiraGTx Holdings (5) 5,759 72
Monte Rosa Therapeutics (5) 2,956 105
Morphic Holding (5) 889 56
Nurix Therapeutics (5) 4,079 131
Orchard Therapeutics, ADR (5) 14,507 40
Prothena (5) 20,711 1,390
PTC Therapeutics (5) 2,900 127
Radius Health (5) 51,854 719
RAPT Therapeutics (5) 11,125 364
Repare Therapeutics (5) 9,100 309
Replimune Group (5) 5,157 164
Scholar Rock Holding (5) 18,068 714
Seagen (5) 4,723 792
Tenaya Therapeutics (5) 2,734 55
TG Therapeutics (5) 1,811 49
Turning Point Therapeutics (5) 6,264 482
Ultragenyx Pharmaceutical (5) 15,890 1,530
Xencor (5) 16,750 567
Zentalis Pharmaceuticals (5) 5,552 379
27,289
Health Care Equipment & Supplies 3.1%
Abbott Laboratories  35,968 4,545
Alcon (CHF)  21,836 1,798
Align Technology (5) 1,990 1,411
AtriCure (5) 13,062 962
Avanos Medical (5) 21,880 722
Axonics (5) 4,229 317
Becton Dickinson & Company  23,460 5,905
CVRx (5) 6,252 119
Danaher  114,872 37,237
DENTSPLY SIRONA  32,920 2,031
Elekta, Class B (SEK) (7) 207,382 2,600
ICU Medical (5) 4,419 881
Intuitive Surgical (5) 13,489 14,211
JAND, Class A, Acquisition Date: 3/9/18, Cost $114 (5)(8)(9) 7,265 237
Koninklijke Philips (EUR)  138,693 6,391
Medtronic  113,692 15,176
Mesa Laboratories  1,169 312
Nevro (5) 6,829 833
NuVasive (5) 9,443 587
Outset Medical (5) 5,758 284

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (5)(8)(9) 70,144 89
Penumbra (5) 2,774 763
Pulmonx (5) 1,758 71
Quidel (5) 11,891 1,533
Siemens Healthineers (EUR)  76,450 5,317
Stryker  34,041 9,433
Teleflex  17,225 6,812
Zimmer Biomet Holdings  8,271 1,244
121,821
Health Care Providers & Services 2.0%
Accolade (5) 8,205 389
Alignment Healthcare (5) 9,289 164
Alignment Healthcare, Acquisition Date: 2/28/20 - 3/31/21,
Cost $204 (5)(8) 25,320 425
Amedisys (5) 6,876 1,261
Anthem  29,734 11,154
Centene (5) 77,916 4,907
Cigna  7,921 1,676
dentalcorp Holdings (CAD) (5)(7) 29,745 376
Fresenius (EUR)  97,967 5,094
Hanger (5) 42,561 1,016
HCA Healthcare  73,928 18,702
Humana  6,102 2,474
Innovage Holding (5) 4,000 60
ModivCare (5) 6,705 1,323
Molina Healthcare (5) 11,655 3,132
Oak Street Health (5) 2,403 112
Option Care Health (5) 30,683 821
Pennant Group (5) 11,861 363
Privia Health Group (5) 6,698 200
U.S. Physical Therapy  8,140 956
UnitedHealth Group  58,746 24,454
79,059
Health Care Technology 0.1%
Certara (5) 5,518 185
Doximity, Class A (5) 4,147 382
Sophia Genetics (5) 10,633 210
Veeva Systems, Class A (5) 8,862 2,942
3,719
Life Sciences Tools & Services 1.2%
Adaptive Biotechnologies (5) 7,358 267
Agilent Technologies  75,202 13,196
Bruker  28,618 2,527
Evotec (EUR) (5) 52,357 2,604

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Olink Holding, ADR (5) 13,990 448
PerkinElmer  17,505 3,235
Quanterix (5) 3,732 190
Rapid Micro Biosystems, Class A (5) 11,151 211
Seer (5) 9,845 394
Thermo Fisher Scientific  43,541 24,163
47,235
Pharmaceuticals 3.0%
Arvinas (5) 1,746 150
Astellas Pharma (JPY)  474,400 7,994
AstraZeneca, ADR  304,060 17,721
Atea Pharmaceuticals (5) 3,120 93
Bausch Health (5) 59,235 1,725
Bayer (EUR)  89,825 4,997
Catalent (5) 21,007 2,740
Elanco Animal Health (5) 201,907 6,740
Eli Lilly  87,119 22,502
GlaxoSmithKline, ADR  103,955 4,235
Ipsen (EUR)  20,155 2,016
Novartis (CHF)  103,157 9,541
Otsuka Holdings (JPY)  82,200 3,498
Pfizer  100,741 4,641
Reata Pharmaceuticals, Class A (5) 5,021 535
Roche Holding (CHF)  31,522 12,658
Sanofi (EUR)  94,109 9,753
Takeda Pharmaceutical, ADR  85,512 1,419
TherapeuticsMD (5) 64,638 51
Zoetis  23,701 4,848
117,857
Total Health Care 396,980
INDUSTRIALS & BUSINESS SERVICES 6.6%
Aerospace & Defense 0.2%
BWX Technologies  6,237 358
Meggitt (GBP) (5) 348,397 3,977
Parsons (5) 10,246 363
Safran (EUR)  23,020 2,888
7,586
Air Freight & Logistics 0.3%
FedEx  12,225 3,248
United Parcel Service, Class B  43,929 8,594
11,842

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Airlines 0.0%
Sun Country Airlines Holdings (5) 8,787 285
285
Building Products 0.1%
CSW Industrials  3,512 466
Gibraltar Industries (5) 21,034 1,571
PGT Innovations (5) 28,323 601
2,638
Commercial Services & Supplies 0.4%
ADT  96,828 829
Brink's  11,799 922
Cintas  2,301 911
Copart (5) 14,992 2,163
Heritage-Crystal Clean (5) 19,135 565
MSA Safety  5,208 848
Rentokil Initial (GBP)  170,600 1,363
Republic Services  53,201 6,604
Tetra Tech  4,393 632
14,837
Electrical Equipment 0.8%
ABB (CHF)  172,267 6,373
AZZ  27,496 1,472
Hubbell  32,759 6,752
Legrand (EUR)  30,042 3,447
Mitsubishi Electric (JPY)  428,600 5,860
Prysmian (EUR)  112,733 4,244
Schneider Electric (EUR)  17,319 3,094
Shoals Technologies Group, Class A (5) 24,140 786
Thermon Group Holdings (5) 12,860 215
32,243
Industrial Conglomerates 1.9%
DCC (GBP)  35,791 3,042
General Electric  322,050 33,947
Honeywell International  40,432 9,377
Melrose Industries (GBP)  1,788,181 4,129
Roper Technologies  7,858 3,798
Siemens (EUR)  118,095 19,591
73,884
Machinery 1.0%
Caterpillar  37,412 7,889
Chart Industries (5) 4,523 852
Deere  3,523 1,332
Enerpac Tool Group  49,294 1,240

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ESCO Technologies  15,263 1,375
Federal Signal  20,800 845
Fortive  63,208 4,669
Graco  17,410 1,365
Helios Technologies  13,353 1,090
Ingersoll Rand (5) 39,127 2,075
John Bean Technologies  13,839 2,019
KION Group (EUR)  49,584 5,306
Knorr-Bremse (EUR)  18,309 2,198
Marel (ISK)  51,853 400
Meritor (5) 37,535 890
Mueller Water Products, Class A  61,051 1,015
SMC (JPY)  2,700 1,728
SPX (5) 19,359 1,210
THK (JPY)  56,100 1,299
Toro  9,871 1,085
39,882
Marine 0.0%
Matson  15,920 1,260
1,260
Professional Services 0.8%
Booz Allen Hamilton Holding  13,598 1,114
Clarivate (5) 79,179 1,995
CoStar Group (5) 42,174 3,574
Equifax  4,291 1,168
Huron Consulting Group (5) 7,800 385
Jacobs Engineering Group  59,999 8,097
Legalzoom.com (5) 2,605 89
Recruit Holdings (JPY)  89,800 5,288
TechnoPro Holdings (JPY)  128,900 3,450
Teleperformance (EUR)  8,105 3,586
TransUnion  11,301 1,373
Upwork (5) 48,716 2,178
32,297
Road & Rail 0.6%
Central Japan Railway (JPY)  18,800 2,752
CSX  164,375 5,347
Knight-Swift Transportation Holdings  17,926 931
Landstar System  4,915 826
Norfolk Southern  41,640 10,557
Saia (5) 4,600 1,105
Union Pacific  18,998 4,119
25,637

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors 0.5%
Air Lease  13,700 545
Ashtead Group (GBP)  71,048 5,554
Bunzl (GBP)  60,328 2,186
Mitsubishi (JPY)  96,000 2,889
Rush Enterprises, Class A  16,872 744
SiteOne Landscape Supply (5) 14,368 2,875
Sumitomo (JPY)  208,400 2,937
United Rentals (5) 5,434 1,916
19,646
Total Industrials & Business Services 262,037
INFORMATION TECHNOLOGY 15.4%
Communications Equipment 0.2%
Infinera (5) 11,300 96
LM Ericsson, Class B (SEK)  520,446 6,165
6,261
Electronic Equipment, Instruments & Components 0.6%
CTS  33,373 1,171
Hamamatsu Photonics (JPY)  53,500 3,118
Largan Precision (TWD)  15,000 1,446
Littelfuse  4,928 1,406
Murata Manufacturing (JPY)  54,600 4,501
National Instruments  28,038 1,173
Novanta (5) 16,017 2,454
Omron (JPY)  29,000 2,733
PAR Technology (5) 21,153 1,437
TE Connectivity  10,295 1,547
Teledyne Technologies (5) 5,743 2,661
23,647
IT Services 3.3%
Affirm Holdings (5) 37,343 3,598
Amadeus IT Group, A Shares (EUR) (5) 31,266 1,910
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,024 (5)(8)(9) 182,540 1,287
Euronet Worldwide (5) 7,918 1,055
Fidelity National Information Services  17,424 2,226
Fiserv (5) 119,269 14,049
Flywire (5) 3,149 138
Global Payments  48,623 7,908
Kratos Defense & Security Solutions (5) 32,730 809
Mastercard, Class A  45,809 15,860
MongoDB (5) 11,093 4,347
NTT Data (JPY)  359,200 6,464

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Payoneer Global (5) 71,100 730
PayPal Holdings (5) 68,815 19,864
Repay Holdings (5) 22,961 528
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $23 (5)(8)
(9) 472 56
Shopify, Class A (5) 4,144 6,319
Snowflake, Class A (5) 4,962 1,510
Square, Class A (5) 29,853 8,003
StoneCo, Class A (5) 6,467 301
Themis Solutions, Acquisition Date: 4/14/21, Cost $61 (5)(8)(9) 2,720 61
Twilio, Class A (5) 4,418 1,577
Visa, Class A  147,615 33,819
132,419
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices (5) 71,887 7,959
Analog Devices  63,438 10,337
Applied Materials  118,539 16,018
ASML Holding (EUR)  14,457 12,057
ASML Holding  18,937 15,775
Broadcom  32,789 16,303
Entegris  24,740 2,972
KLA  12,197 4,146
Lattice Semiconductor (5) 56,978 3,539
Marvell Technology  53,967 3,302
Microchip Technology  18,650 2,935
Micron Technology (5) 6,564 484
Monolithic Power Systems  5,692 2,817
NVIDIA  63,520 14,219
NXP Semiconductors  55,776 11,999
QUALCOMM  44,581 6,540
Renesas Electronics (JPY) (5) 164,700 1,764
Semtech (5) 6,905 483
Taiwan Semiconductor Manufacturing (TWD)  663,759 14,560
Taiwan Semiconductor Manufacturing, ADR  22,746 2,707
Texas Instruments  36,466 6,962
Tokyo Electron (JPY)  9,800 4,198
162,076
Software 5.8%
Atlassian, Class A (5) 10,183 3,738
Bill.com Holdings (5) 11,688 3,207
Canva, Acquisition Date: 8/16/21, Cost $233 (5)(8)(9) 137 233
Ceridian HCM Holding (5) 18,579 2,087
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (5)(8)(9) 3,930 212
Coupa Software (5) 11,687 2,861
Crowdstrike Holdings, Class A (5) 4,097 1,151

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Datadog, Class A (5) 12,522 1,726
Descartes Systems Group (5) 31,436 2,465
DocuSign (5) 17,221 5,102
DoubleVerify Holdings (5) 3,357 122
Duck Creek Technologies (5) 2,960 138
Five9 (5) 8,110 1,283
Fortinet (5) 16,686 5,258
Intuit  31,184 17,654
Manhattan Associates (5) 5,300 864
Microsoft (6) 403,383 121,773
nCino (5) 14,190 880
Paycom Software (5) 4,615 2,256
Paycor HCM (5) 8,104 300
salesforce.com (5) 46,884 12,437
SAP (EUR)  39,956 6,002
ServiceNow (5) 31,701 20,404
SS&C Technologies Holdings  28,266 2,139
Synopsys (5) 24,736 8,218
Toast, Acquisition Date: 9/14/18, Cost $— (5)(8)(9) 19 3
Workiva (5) 8,100 1,136
Zendesk (5) 2,900 358
Zoom Video Communications, Class A (5) 23,154 6,703
230,710
Technology Hardware, Storage & Peripherals 1.4%
Apple (6) 295,921 44,930
Samsung Electronics (KRW)  138,347 9,133
54,063
Total Information Technology 609,176
MATERIALS 3.8%
Chemicals 1.8%
Air Liquide (EUR)  25,580 4,585
Akzo Nobel (EUR)  37,801 4,659
Asahi Kasei (JPY)  314,400 3,241
BASF (EUR)  51,319 3,970
Covestro (EUR)  42,092 2,728
Element Solutions  109,554 2,490
International Flavors & Fragrances  25,483 3,861
Johnson Matthey (GBP)  114,266 4,620
Linde  59,818 18,818
Minerals Technologies  13,946 1,097
PPG Industries  46,897 7,482
Quaker Chemical  4,994 1,294
Sherwin-Williams  26,938 8,180
Tosoh (JPY)  27,000 490

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Umicore (EUR)  54,896 3,612
71,127
Construction Materials 0.0%
Martin Marietta Materials  5,055 1,927
1,927
Containers & Packaging 1.3%
Amcor, CDI (AUD)  193,318 2,466
Avery Dennison  15,012 3,384
International Paper  290,974 17,485
Packaging Corp. of America  65,253 9,899
Ranpak Holdings, Class A (5) 10,472 321
Westrock  344,714 17,939
51,494
Metals & Mining 0.6%
Antofagasta (GBP)  191,187 3,830
BHP Group (AUD)  55,742 1,844
BHP Group (GBP)  166,029 5,163
Constellium (5) 77,590 1,569
ERO Copper (CAD) (5) 59,925 1,135
Franco-Nevada (CAD)  5,157 752
Haynes International  16,630 653
IGO (AUD)  818,041 5,715
Northern Star Resources (AUD)  119,059 847
Rio Tinto (AUD)  19,906 1,620
South32 (AUD)  918,716 2,094
25,222
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  189,409 3,716
West Fraser Timber (CAD)  8,894 687
4,403
Total Materials 154,173
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Bluescape Opportunities Acquisition (5) 35,704 362
Conyers Park III Acquisition (5) 26,344 270
KKR Acquisition Holdings I (5) 41,277 409
Total Miscellaneous 1,041
REAL ESTATE 1.7%
Equity Real Estate Investment Trusts 1.5%
Alexandria Real Estate Equities, REIT  15,631 3,226
American Campus Communities, REIT  25,830 1,314

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Camden Property Trust, REIT  28,350 4,254
Community Healthcare Trust, REIT  10,026 486
CubeSmart, REIT  25,028 1,339
EastGroup Properties, REIT  14,614 2,634
Equinix, REIT  1,449 1,222
Equity LifeStyle Properties, REIT  37,606 3,199
First Industrial Realty Trust, REIT  13,479 755
Flagship Communities REIT (7) 6,984 126
Great Portland Estates (GBP)  287,301 3,087
JBG SMITH Properties, REIT  34,285 1,033
Prologis, REIT  161,582 21,759
PS Business Parks, REIT  10,926 1,718
Rexford Industrial Realty, REIT  24,597 1,523
Scentre Group (AUD)  1,032,800 2,148
Welltower, REIT  102,087 8,936
Weyerhaeuser, REIT  11,032 397
59,156
Real Estate Management & Development 0.2%
Altus Group (CAD)  5,600 294
FirstService  18,418 3,427
Mitsui Fudosan (JPY)  220,000 5,049
8,770
Total Real Estate 67,926
UTILITIES 1.8%
Electric Utilities 0.6%
Evergy  22,378 1,532
Eversource Energy  23,402 2,123
IDACORP  11,200 1,180
MGE Energy  6,039 486
NextEra Energy  160,548 13,484
Southern  82,834 5,445
24,250
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  336,500 1,158
Chesapeake Utilities  11,226 1,467
ONE Gas  19,939 1,432
Southwest Gas Holdings  23,758 1,671
5,728
Independent Power & Renewable Electricity Producers 0.1%
AES  77,119 1,841
Electric Power Development (JPY)  103,700 1,549
NextEra Energy Partners  11,992 959
4,349

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities 0.9%
Ameren  6,341 556
CMS Energy  24,733 1,586
Dominion Energy  62,465 4,862
Engie (EUR)  413,331 5,923
National Grid (GBP)  318,579 4,120
NorthWestern  10,200 649
Public Service Enterprise Group  10,803 691
Sempra Energy  118,107 15,633
WEC Energy Group  14,173 1,339
35,359
Water Utilities 0.1%
California Water Service Group  13,371 850
Middlesex Water  7,594 831
SJW Group  13,202 915
2,596
Total Utilities 72,282
Total Miscellaneous Common Stocks  0.0% (12) 1,555
Total Common Stocks (Cost $1,465,877) 2,780,050
CONVERTIBLE BONDS 0.1%
Rivian, 7/23/26, Acquisition Date: 7/23/21, Cost $2,414 (5)(8)(9) 2,413,840 2,414
Total Convertible Bonds (Cost $2,414) 2,414
CONVERTIBLE PREFERRED STOCKS 0.6%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.2%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $287 (5)(8)(9) 26,722 1,898
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $430 (5)(8)(9) 27,772 1,973
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $2,493 (5)(8)(9) 67,655 4,805
8,676
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $417 (5)(8)(9) 16,822 633
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $286 (5)(8)
(9) 7,601 286

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (5)(8)(9)
(10) 17,718 159
1,078
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (5)(8)(9) 41,545 242
242
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $35 (5)(8)(9) 3,180 37
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $6 (5)(8)(9) 560 6
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $58 (5)(8)(9) 5,340 62
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $19 (5)(8)
(9) 1,710 20
125
Total Consumer Discretionary 10,121
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $221 (5)(8)(9) 11,951 743
Total Consumer Staples 743
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $108 (5)(8)(9) 38,898 315
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180 (5)(8)(9) 22,236 180
495
Health Care Equipment & Supplies 0.0%
JAND, Series E, Acquisition Date: 3/9/18, Cost $141 (5)(8)(9) 8,963 292
JAND, Series F, Acquisition Date: 4/3/20, Cost $257 (5)(8)(9) 13,191 430
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (5)(8)(9) 118,345 120
842
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (5)(8)(9) 92,428 335
335
Life Sciences Tools & Services 0.0%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128 (5)(8)(9) 14,444 128
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $160 (5)(8)(9) 11,776 522

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (5)(8)(9) 5,896 262
912
Total Health Care 2,584
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $129 (5)(8)(9) 2,868 129
129
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $148 (5)(8)(9) 20,804 242
Convoy, Series D, Acquisition Date: 10/30/19, Cost $223 (5)(8)(9) 16,522 193
435
Total Industrials & Business Services 564
INFORMATION TECHNOLOGY 0.2%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(8)(9) 7 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $87 (5)(8)
(9) 3,321 395
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $22 (5)(8)
(9) 204 24
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14 (5)(8)(9) 610 14
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (5)(8)(9) 60 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $2 (5)
(8)(9) 70 2
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $174 (5)(8)(9) 7,740 174
610
Software 0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (5)(8)(9) 4,912 265
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (5)(8)(9) 8,682 469
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (5)(8)(9) 1,466 323
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765 (5)(8)
(9) 3,472 766
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $119 (5)(8)(9) 9,815 119
Gusto, Series E, Acquisition Date: 7/13/21, Cost $380 (5)(8)(9) 12,516 381
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (5)(8)(9) 6,732 98
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $271 (5)
(8)(9) 20,748 271

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $55 (5)(8)(9) 23,742 225
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (5)(8)(9) 7,812 118
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $126 (5)(8)(9) 20,060 289
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $17 (5)(8)(9) 1,875 27
Toast, Series B, Acquisition Date: 9/14/18, Cost $3 (5)(8)(9) 169 25
Toast, Series D, Acquisition Date: 6/27/18, Cost $214 (5)(8)(9) 12,364 1,855
Toast, Series F, Acquisition Date: 2/14/20, Cost $60 (5)(8)(9) 1,312 197
5,428
Total Information Technology 6,038
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (5)(8)(9) 3,356 159
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (5)(8)(9) 5,247 217
Total Materials 376
UTILITIES 0.1%
Electric Utilities 0.0%
Southern, Series A, 6.75%, 8/1/22  19,032 1,006
1,006
Independent Power & Renewable Electricity Producer 0.1%
AES, 6.875%, 2/15/24  19,666 1,953
1,953
Total Utilities 2,959
Total Convertible Preferred Stocks (Cost $13,148) 23,385
CORPORATE BONDS 2.0%
AbbVie, 2.95%, 11/21/26  535,000 576
AbbVie, 3.20%, 11/21/29  1,030,000 1,123
AbbVie, 4.05%, 11/21/39  355,000 416
AbbVie, 4.875%, 11/14/48  412,000 539
Adani Electricity Mumbai, 3.949%, 2/12/30  550,000 559
AerCap Ireland Capital, 3.50%, 5/26/22  150,000 153
AerCap Ireland Capital, 4.875%, 1/16/24  435,000 471
AerCap Ireland Capital, 6.50%, 7/15/25  155,000 181
AIA Group, 3.90%, 4/6/28 (1)(7) 490,000 554
Aker, 2.875%, 1/15/26 (1) 240,000 254
Alexandria Real Estate Equities, 3.95%, 1/15/28  280,000 317

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alexandria Real Estate Equities, 4.70%, 7/1/30  50,000 60
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
American Campus Communities Operating Partnership, 2.85%,
2/1/30  390,000 405
American Campus Communities Operating Partnership, 3.30%,
7/15/26  95,000 102
American Campus Communities Operating Partnership, 3.625%,
11/15/27  215,000 235
Anheuser-Busch InBev Worldwide, 4.439%, 10/6/48  100,000 121
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  710,000 877
APT Pipelines, 4.25%, 7/15/27 (1) 520,000 593
Arrow Electronics, 4.00%, 4/1/25  230,000 250
Astrazeneca Finance, 1.75%, 5/28/28  200,000 203
Astrazeneca Finance, 2.25%, 5/28/31  65,000 67
AT&T, 2.25%, 2/1/32  300,000 297
AT&T, 2.30%, 6/1/27  190,000 197
AT&T, 2.55%, 12/1/33 (1) 820,000 821
AT&T, 2.75%, 6/1/31  720,000 755
AT&T, 4.30%, 2/15/30  135,000 157
Ausgrid Finance, 3.85%, 5/1/23 (1)(7) 135,000 140
Ausgrid Finance, 4.35%, 8/1/28 (1) 205,000 234
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 445,000 465
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 60,000 65
Avolon Holdings Funding, 4.375%, 5/1/26 (1) 130,000 141
Baidu, 2.875%, 7/6/22  460,000 468
Baidu, 3.625%, 7/6/27  450,000 499
Baidu, 3.875%, 9/29/23  255,000 270
Banco Santander, 3.49%, 5/28/30  200,000 218
Bank of America, 3.248%, 10/21/27  475,000 519
Bank of America, VR, 1.898%, 7/23/31 (13) 1,525,000 1,490
Bank of America, VR, 1.922%, 10/24/31 (13) 600,000 587
Bank of America, VR, 2.496%, 2/13/31 (13) 250,000 257
Bank of America, VR, 2.592%, 4/29/31 (13) 265,000 275
Bank of America, VR, 3.419%, 12/20/28 (13) 25,000 28
Bank of America, VR, 3.559%, 4/23/27 (13) 95,000 104
Bank of America, VR, 4.271%, 7/23/29 (13) 330,000 379
Bank of America, Series L, 3.95%, 4/21/25  635,000 694
Barclays, VR, 2.852%, 5/7/26 (13) 300,000 317
Barclays, VR, 3.932%, 5/7/25 (13) 235,000 253
BAT Capital, 3.557%, 8/15/27  665,000 719
BAT International Finance, 1.668%, 3/25/26  85,000 85
BBVA Bancomer, 4.375%, 4/10/24 (1) 700,000 759
Becton Dickinson & Company, 1.957%, 2/11/31  255,000 250
Becton Dickinson & Company, 2.823%, 5/20/30  150,000 159
Becton Dickinson & Company, 3.70%, 6/6/27  510,000 567
Becton Dickinson & Company, 3.794%, 5/20/50  175,000 199

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Becton Dickinson & Company, 4.669%, 6/6/47  170,000 215
BNP Paribas, VR, 1.323%, 1/13/27 (1)(13) 595,000 587
BNP Paribas, VR, 3.052%, 1/13/31 (1)(13) 375,000 396
Boardwalk Pipelines, 3.40%, 2/15/31  235,000 250
Boardwalk Pipelines, 4.45%, 7/15/27  40,000 45
Boardwalk Pipelines, 4.95%, 12/15/24  175,000 194
Boardwalk Pipelines, 5.95%, 6/1/26  250,000 295
Booking Holdings, 4.625%, 4/13/30  100,000 120
Boral Finance, 3.00%, 11/1/22 (1) 30,000 31
Boral Finance, 3.75%, 5/1/28 (1) 855,000 921
Boston Properties, 3.25%, 1/30/31  100,000 108
Brixmor Operating Partnership, 4.05%, 7/1/30  70,000 79
Brixmor Operating Partnership, 4.125%, 5/15/29  445,000 507
Cameron LNG, 2.902%, 7/15/31 (1) 90,000 97
Cameron LNG, 3.302%, 1/15/35 (1) 95,000 102
Cameron LNG, 3.701%, 1/15/39 (1) 75,000 83
Capital One Financial, 3.75%, 3/9/27  775,000 866
Cardinal Health, 4.50%, 11/15/44  50,000 58
Cardinal Health, 4.90%, 9/15/45  50,000 61
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 550,000 601
Charter Communications Operating, 2.30%, 2/1/32  190,000 185
Charter Communications Operating, 2.80%, 4/1/31  495,000 507
Charter Communications Operating, 3.75%, 2/15/28  545,000 602
Charter Communications Operating, 4.20%, 3/15/28  310,000 350
Charter Communications Operating, 4.80%, 3/1/50  75,000 88
Charter Communications Operating, 5.125%, 7/1/49  85,000 102
Charter Communications Operating, 5.75%, 4/1/48  15,000 19
Charter Communications Operating, 6.484%, 10/23/45  50,000 70
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  225,000 247
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  70,000 81
Cigna, 2.375%, 3/15/31  135,000 139
Citigroup, VR, 3.106%, 4/8/26 (13) 215,000 230
CNO Financial Group, 5.25%, 5/30/25  79,000 89
Comcast, 3.25%, 11/1/39  300,000 326
Country Garden Holdings, 5.125%, 1/17/25  200,000 207
Country Garden Holdings, 6.15%, 9/17/25  300,000 325
Crown Castle Towers, 3.663%, 5/15/25 (1) 355,000 375
CVS Health, 1.30%, 8/21/27  180,000 178
CVS Health, 1.875%, 2/28/31  165,000 161
CVS Health, 2.70%, 8/21/40  45,000 44
CVS Health, 3.625%, 4/1/27  45,000 50
CVS Health, 4.25%, 4/1/50  545,000 661
CVS Health, 4.30%, 3/25/28  354,000 408
CVS Health, 5.05%, 3/25/48  800,000 1,060
Daimler Finance North America, 2.45%, 3/2/31 (1) 150,000 155
Danske Bank, VR, 3.001%, 9/20/22 (1)(13) 260,000 262

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Danske Bank, VR, 3.244%, 12/20/25 (1)(13) 260,000 276
Diamondback Energy, 3.25%, 12/1/26  260,000 278
Discover Financial Services, 4.10%, 2/9/27  225,000 253
Ecolab, 4.80%, 3/24/30  20,000 25
Edison International, 4.95%, 4/15/25  15,000 16
Enel Finance International, 3.625%, 5/25/27 (1) 615,000 683
Energy Transfer, 2.90%, 5/15/25  465,000 488
Energy Transfer, 4.50%, 4/15/24  50,000 54
Energy Transfer, 4.95%, 6/15/28  80,000 93
Energy Transfer, 5.00%, 5/15/50  175,000 205
Energy Transfer, 5.25%, 4/15/29  315,000 371
Energy Transfer, 5.50%, 6/1/27  35,000 41
Energy Transfer, 5.875%, 1/15/24  465,000 512
Energy Transfer, 6.00%, 6/15/48  145,000 184
Energy Transfer, 6.25%, 4/15/49  320,000 426
Eni, Series X-R, 4.75%, 9/12/28 (1) 360,000 422
Falabella, 4.375%, 1/27/25  500,000 540
GE Capital Funding, 4.05%, 5/15/27  210,000 237
General Motors Financial, 4.00%, 10/6/26  100,000 111
General Motors Financial, 4.35%, 4/9/25  165,000 182
General Motors Financial, 5.10%, 1/17/24  285,000 312
GLP Capital, 3.35%, 9/1/24  60,000 63
Goldman Sachs Group, 3.50%, 11/16/26  230,000 250
Goldman Sachs Group, VR, 1.542%, 9/10/27 (13) 270,000 271
Goldman Sachs Group, VR, 2.615%, 4/22/32 (13) 2,125,000 2,192
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 25,000 25
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 70,000 72
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 30,000 32
Hasbro, 3.55%, 11/19/26  120,000 131
Healthcare Realty Trust, 2.05%, 3/15/31  95,000 93
Healthcare Realty Trust, 3.625%, 1/15/28  260,000 287
Healthpeak Properties, 2.875%, 1/15/31  35,000 37
Healthpeak Properties, 3.50%, 7/15/29  35,000 39
Highwoods Realty, 3.05%, 2/15/30  350,000 370
Highwoods Realty, 4.125%, 3/15/28  110,000 124
HSBC Holdings, 3.90%, 5/25/26  310,000 344
HSBC Holdings, VR, 2.099%, 6/4/26 (13) 390,000 401
Humana, 2.15%, 2/3/32  95,000 95
Humana, 4.875%, 4/1/30  265,000 321
Hyundai Capital America, 1.80%, 10/15/25 (1) 120,000 122
ING Groep, VR, 1.726%, 4/1/27 (13) 200,000 203
Intercontinental Exchange, 1.85%, 9/15/32  650,000 626
Intercontinental Exchange, 2.10%, 6/15/30  1,095,000 1,102
JPMorgan Chase, VR, 1.578%, 4/22/27 (13) 285,000 287
JPMorgan Chase, VR, 1.953%, 2/4/32 (13) 1,085,000 1,063
JPMorgan Chase, VR, 2.182%, 6/1/28 (13) 295,000 304

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 2.739%, 10/15/30 (13) 185,000 195
JPMorgan Chase, VR, 2.956%, 5/13/31 (13) 1,000,000 1,056
JPMorgan Chase, VR, 3.54%, 5/1/28 (13) 120,000 132
Kilroy Realty, 3.45%, 12/15/24  470,000 502
Kookmin Bank, 4.50%, 2/1/29  350,000 403
Las Vegas Sands, 3.20%, 8/8/24  60,000 62
Las Vegas Sands, 3.50%, 8/18/26  95,000 100
Longfor Group Holdings, 3.95%, 9/16/29  375,000 403
LSEGA Financing, 2.00%, 4/6/28 (1) 550,000 559
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 206
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 212
Marsh & McLennan, 2.25%, 11/15/30  85,000 87
Micron Technology, 4.185%, 2/15/27  185,000 210
Micron Technology, 4.975%, 2/6/26  200,000 230
Micron Technology, 5.327%, 2/6/29  115,000 139
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 380,000 413
Morgan Stanley, VR, 1.593%, 5/4/27 (13) 120,000 121
Morgan Stanley, VR, 1.928%, 4/28/32 (13) 650,000 635
Morgan Stanley, VR, 3.217%, 4/22/42 (13) 75,000 80
Morgan Stanley, VR, 4.431%, 1/23/30 (13) 95,000 111
Netflix, 4.625%, 5/15/29 (EUR)  290,000 430
NiSource, 1.70%, 2/15/31  150,000 143
NiSource, 3.60%, 5/1/30  155,000 172
NRG Energy, 4.45%, 6/15/29 (1) 115,000 129
NTT Finance, 1.591%, 4/3/28 (1) 295,000 295
NTT Finance, 2.065%, 4/3/31 (1) 200,000 205
NXP, 2.70%, 5/1/25 (1) 20,000 21
NXP, 3.15%, 5/1/27 (1) 40,000 43
NXP, 5.35%, 3/1/26 (1) 105,000 122
Oracle, 2.30%, 3/25/28  160,000 165
Pacific Gas & Electric, 2.10%, 8/1/27  105,000 102
Pacific Gas & Electric, 2.50%, 2/1/31  265,000 249
Pacific Gas & Electric, 3.30%, 8/1/40  225,000 208
Pacific Gas & Electric, 4.55%, 7/1/30  635,000 675
PerkinElmer, 3.30%, 9/15/29  99,000 107
Perrigo Finance Unlimited, 4.375%, 3/15/26  400,000 436
Prologis, 1.25%, 10/15/30  85,000 81
Regency Centers, 3.60%, 2/1/27  660,000 729
Regency Centers, 3.70%, 6/15/30  70,000 78
Reliance Industries, 3.667%, 11/30/27  600,000 660
Reynolds American, 4.45%, 6/12/25  175,000 194
Ross Stores, 1.875%, 4/15/31  205,000 200
Sabine Pass Liquefaction, 4.50%, 5/15/30  40,000 46
Sabine Pass Liquefaction, 5.00%, 3/15/27  545,000 629
Sabine Pass Liquefaction, 5.875%, 6/30/26  15,000 18
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (13) 545,000 547

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SBA Tower Trust, 1.631%, 11/15/26 (1) 145,000 145
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 42
SBA Tower Trust, 2.836%, 1/15/25 (1) 340,000 355
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/8/24 (1) 210,000 221
Shinhan Bank, 4.00%, 4/23/29  375,000 424
Siemens Financieringsmaatschappij, 1.70%, 3/11/28 (1) 250,000 252
Siemens Financieringsmaatschappij, 2.15%, 3/11/31 (1) 320,000 326
Simon Property Group, 2.65%, 7/15/30  185,000 193
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 210,000 223
Standard Chartered, VR, 4.644%, 4/1/31 (1)(13) 245,000 287
T-Mobile USA, 2.05%, 2/15/28  120,000 122
T-Mobile USA, 3.75%, 4/15/27  750,000 830
Tengizchevroil Finance International, 4.00%, 8/15/26  525,000 570
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  90,000 102
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  130,000 158
Transurban Finance, 2.45%, 3/16/31 (1) 535,000 545
Transurban Finance, 3.375%, 3/22/27 (1) 255,000 278
Trinity Acquisition, 4.40%, 3/15/26  195,000 219
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  76,455 76
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  48,055 48
UnitedHealth Group, 2.00%, 5/15/30  1,355,000 1,375
Valero Energy, 2.15%, 9/15/27  90,000 91
Vanke Real Estate Hong Kong, 5.35%, 3/11/24  500,000 546
VEREIT Operating Partnership, 2.20%, 6/15/28  50,000 51
VEREIT Operating Partnership, 2.85%, 12/15/32  240,000 254
VEREIT Operating Partnership, 3.40%, 1/15/28  180,000 196
VEREIT Operating Partnership, 3.95%, 8/15/27  230,000 259
Verizon Communications, 1.75%, 1/20/31  555,000 536
Verizon Communications, 2.10%, 3/22/28  165,000 169
Verizon Communications, 2.55%, 3/21/31  250,000 257
Verizon Communications, 2.65%, 11/20/40  220,000 214
Verizon Communications, 2.987%, 10/30/56  1,250,000 1,204
Verizon Communications, 4.329%, 9/21/28  205,000 239
Verizon Communications, 4.522%, 9/15/48  150,000 188
Verizon Communications, 4.75%, 11/1/41  55,000 69
Vistra Operations, 3.55%, 7/15/24 (1) 405,000 427
Vodafone Group, 4.875%, 6/19/49  270,000 346
Vodafone Group, 5.25%, 5/30/48  500,000 665
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  100,000 131
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 245,000 245
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 785,000 848
Wells Fargo, 4.30%, 7/22/27  175,000 201
Wells Fargo, VR, 2.393%, 6/2/28 (13) 670,000 697
Wells Fargo, VR, 2.572%, 2/11/31 (13) 1,840,000 1,907
Wells Fargo, VR, 2.879%, 10/30/30 (13) 500,000 532
Westlake Chemical, 1.625%, 7/17/29 (EUR)  100,000 125

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams, 5.10%, 9/15/45  230,000 286
Woodside Finance, 3.65%, 3/5/25 (1) 240,000 257
Woodside Finance, 3.70%, 9/15/26 (1) 195,000 212
Woodside Finance, 3.70%, 3/15/28 (1) 515,000 558
Total Corporate Bonds (Cost $75,099) 78,565
EQUITY MUTUAL FUNDS 10.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 4,971,207 241,302
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 7,189,815 78,225
T. Rowe Price Real Assets Fund - I Class (3) 5,792,565 85,383
Total Equity Mutual Funds (Cost $303,954) 404,910
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
Equate Petrochemical, 4.25%, 11/3/26  525,000 584
NBN, 2.625%, 5/5/31 (1) 210,000 217
Perusahaan Listrik Negara, 4.125%, 5/15/27 (1) 375,000 412
QNB Finance, 2.75%, 2/12/27  500,000 526
Saudi Arabian Oil, 3.50%, 4/16/29 (1) 550,000 600
Total Foreign Government Obligations & Municipalities (Cost
$2,272) 2,339
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.6%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 0.976%, 9/15/34 (1) 167,534 168
Angel Oak Mortgage Trust, Series 2019-3, Class A2, CMO, ARM,
3.136%, 5/25/59 (1) 72,149 72
Angel Oak Mortgage Trust, Series 2019-3, Class A3, CMO, ARM,
3.238%, 5/25/59 (1) 70,905 71
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 68,361 69
Angel Oak Mortgage Trust, Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 200,163 201
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 105,239 106
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.346%, 9/15/32 (1) 120,000 120
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, ARM, 1M
USD LIBOR + 1.80%, 1.896%, 9/15/32 (1) 145,000 144
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR + 1.45%, 1.55%, 9/15/38 (1) 155,000 155

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A,
CMO, ARM, 3.50%, 1/28/58 (1) 75,203 76
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 480,365 489
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1,
Class A1, CMO, ARM, 3.00%, 3/28/57 (1) 25,525 26
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4,
Class A, CMO, ARM, 3.50%, 1/28/55 (1) 101,922 104
BBCCRE Trust, Series 2015-GTP, Class C, ARM, 4.70%,
8/10/33 (1) 340,000 359
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 2.256%, 11/15/34 (1) 135,000 131
Benchmark Mortgage Trust, Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  130,000 145
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 1.096%, 4/15/34 (1) 305,000 305
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class
C, ARM, 3.793%, 11/15/52  145,000 152
CIM Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%,
8/25/49 (1) 60,689 62
CIM Trust, Series 2020-INV1, Class A2, CMO, ARM, 2.50%,
4/25/50 (1) 278,519 284
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 314,490 320
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class
AS, 3.571%, 2/10/48  55,000 58
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class AS,
3.764%, 10/12/50  260,000 286
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class AS,
3.915%, 4/14/50  260,000 288
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class C,
ARM, 4.827%, 3/10/51  145,000 151
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B,
2.829%, 12/10/41 (1) 120,000 123
Citigroup Commercial Mortgage Trust, Series 2020-555, Class C,
3.031%, 12/10/41 (1) 100,000 101
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.746%, 11/15/37 (1) 113,044 113
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 66,308 66
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 104,837 105
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  120,000 131
Commercial Mortgage Trust, Series 2015-LC21, Class B, ARM,
4.478%, 7/10/48  210,000 230

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  128,844 137
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 480,000 500
Commercial Mortgage Trust, Series 2017-PANW, Class B, ARM,
3.527%, 10/10/29 (1) 170,000 177
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 1.434%, 9/25/29  295,639 298
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.184%, 11/25/29  359,723 355
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 1.084%, 2/25/30  202,898 202
Connecticut Avenue Securities, Series 2018-C02, Class 2EB2,
CMO, ARM, 1M USD LIBOR + 0.90%, 0.984%, 8/25/30  151,612 149
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 125,000 130
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS,
3.278%, 9/15/52  140,000 152
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class B,
3.48%, 9/15/52  165,000 175
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 0.796%, 6/15/34 (1) 360,000 360
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45 (1) 285,000 289
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 123,380 123
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, CMO,
ARM, 2.739%, 11/25/59 (1) 111,315 113
Ellington Financial Mortgage Trust, Series 2021-2, Class A2, CMO,
ARM, 1.085%, 6/25/66 (1) 227,663 228
FirstKey Mortgage Trust, Series 2014-1, Class B2, CMO, ARM,
3.905%, 11/25/44 (1) 57,299 58
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 0.934%, 3/25/50 (1) 70,733 71
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 5/25/33 (1) 320,350 328
FREMF Mortgage Trust, Series 2018-K731, Class B, ARM, 4.065%,
2/25/25 (1) 345,000 374
FREMF Mortgage Trust, Series 2019-K100, Class B, ARM, 3.61%,
11/25/52 (1) 245,000 266
FREMF Mortgage Trust, Series 2019-K736, Class B, ARM, 3.884%,
7/25/26 (1) 295,000 321
FREMF Mortgage Trust, Series 2019-K92, Class B, ARM, 4.337%,
5/25/52 (1) 105,000 120
FREMF Mortgage Trust, Series 2019-K98, Class B, ARM, 3.861%,
10/25/52 (1) 170,000 188

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 43,029 44
Galton Funding Mortgage Trust, Series 2018-1, Class A33, CMO,
ARM, 3.50%, 11/25/57 (1) 166,953 169
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 46,060 47
Galton Funding Mortgage Trust, Series 2019-2, Class A42, CMO,
ARM, 3.50%, 6/25/59 (1) 5,750 6
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, CMO,
ARM, 2.657%, 10/25/59 (1) 42,000 43
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 240,699 243
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO,
ARM, 2.31%, 1/25/60 (1) 91,345 93
GCAT Trust, Series 2021-NQM4, Class A3, CMO, ARM, 1.556%,
8/25/66 (1) 135,000 135
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD
LIBOR + 1.034%, 1.13%, 12/15/36 (1) 225,000 225
Great Wolf Trust, Series 2019-WOLF, Class D, ARM, 1M USD
LIBOR + 1.933%, 2.029%, 12/15/36 (1) 190,000 189
GS Mortgage Securities Trust, Series 2015-GC28, Class AS,
3.759%, 2/10/48  180,000 194
GS Mortgage Securities Trust, Series 2017-GS8, Class C, ARM,
4.48%, 11/10/50  480,000 523
GS Mortgage Securities Trust, Series 2019-GSA1, Class B,
3.511%, 11/10/52  390,000 420
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.66%, 7/25/44 (1) 5,655 6
GS Mortgage-Backed Securities Trust, Series 2019-PJ1, Class A8,
CMO, ARM, 4.00%, 8/25/49 (1) 73,614 74
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.983%, 10/25/50 (1) 261,098 266
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 241,535 245
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 240,000 244
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (1) 138,759 141
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
CMO, ARM, 1.657%, 5/25/65 (1) 114,778 115
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 391,719 398
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 130,000 130
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, ARM, 1M
USD LIBOR + 1.50%, 1.596%, 1/15/33 (1) 375,000 376

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class AS, 3.056%, 8/15/49  165,000 174
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 85
JPMorgan Mortgage Trust, Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 165,141 168
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 99,858 102
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 115,835 118
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 40,706 41
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 91,588 93
KIND Trust, Series 2021-KIND, Class B, ARM, 1M USD LIBOR +
1.35%, 1.45%, 8/15/38 (1) 450,000 450
MFA Trust, Series 2021-NQM2, Class A1, CMO, ARM, 1.029%,
11/25/64 (1) 171,358 171
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, CMO,
ARM, 2.50%, 4/25/57 (1) 8,900 9
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, CMO,
ARM, 2.75%, 7/25/59 (1) 53,827 55
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  125,000 132
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  55,000 60
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  175,000 192
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS, ARM,
4.166%, 5/15/48  25,000 27
MSCG Trust, Series 2018-SELF, Class A, ARM, 1M USD LIBOR +
0.90%, 0.996%, 10/15/37 (1) 235,000 235
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 222,204 225
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class
A1, CMO, ARM, 2.464%, 1/26/60 (1) 123,895 125
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 87,553 91
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 72,932 74
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 204,845 210
OBX Trust, Series 2020-EXP1, Class 2A1, CMO, ARM, 1M USD
LIBOR + 0.75%, 0.834%, 2/25/60 (1) 43,439 43
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 226,665 230

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OBX Trust, Series 2020-EXP3, Class 1A8, CMO, ARM, 3.00%,
1/25/60 (1) 208,042 211
OBX Trust, Series 2021-NQM1, Class A3, CMO, ARM, 1.329%,
2/25/66 (1) 311,301 310
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 200,000 200
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (1) 4,725 5
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.472%, 4/25/43  136,086 138
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.831%, 8/25/47 (1) 117,203 121
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 59,477 60
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 2/25/48 (1) 17,163 17
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 44,133 45
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 36,291 37
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 46,140 46
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class
A1, CMO, ARM, 4.121%, 10/25/48 (1) 59,851 61
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3,
Class M3, CMO, ARM, 1M USD LIBOR + 4.70%, 4.784%, 4/25/28  188,838 194
Structured Agency Credit Risk Debt Notes, Series 2016-HQA3,
Class M2, CMO, ARM, 1M USD LIBOR + 1.35%, 1.434%, 3/25/29  8,290 8
Structured Agency Credit Risk Debt Notes, Series 2017-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 1.20%, 1.284%,
10/25/29  137,514 138
Structured Agency Credit Risk Debt Notes, Series 2017-DNA3,
Class M2AS, CMO, ARM, 1M USD LIBOR + 1.10%, 1.184%,
3/25/30  380,000 381
Structured Agency Credit Risk Debt Notes, Series 2018-DNA1,
Class M2AT, CMO, ARM, 1M USD LIBOR + 1.05%, 1.134%,
7/25/30  224,837 224
Structured Agency Credit Risk Debt Notes, Series 2018-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 0.80%, 0.884%,
12/25/30 (1) 48,880 49
Structured Agency Credit Risk Debt Notes, Series 2018-DNA3,
Class M1, CMO, ARM, 1M USD LIBOR + 0.75%, 0.834%,
9/25/48 (1) 213 —
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2AS, CMO, ARM, 1M USD LIBOR + 1.10%, 1.184%,
9/25/30  160,423 161

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2018-HRP2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.25%, 1.334%,
2/25/47 (1) 173,138 173
Structured Agency Credit Risk Debt Notes, Series 2020-DNA2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.85%, 1.934%,
2/25/50 (1) 582,570 587
Structured Agency Credit Risk Debt Notes, Series 2020-DNA5,
Class M2, CMO, ARM, SOFR30A + 2.80%, 2.85%, 10/25/50 (1) 265,000 268
Structured Agency Credit Risk Debt Notes, Series 2020-HQA5,
Class M1, CMO, ARM, SOFR30A + 1.10%, 1.15%, 11/25/50 (1) 42,422 42
Structured Agency Credit Risk Debt Notes, Series 2021-DNA5,
Class M2, CMO, ARM, SOFR30A + 1.65%, 1.70%, 1/25/34 (1) 130,000 131
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 201,008 201
Towd Point Mortgage Trust, Series 2015-4, Class M1, CMO, ARM,
3.75%, 4/25/55 (1) 150,000 153
Towd Point Mortgage Trust, Series 2016-1, Class A1B, CMO, ARM,
2.75%, 2/25/55 (1) 3,152 3
Towd Point Mortgage Trust, Series 2016-1, Class A3B, CMO, ARM,
3.00%, 2/25/55 (1) 24,826 25
Towd Point Mortgage Trust, Series 2016-2, Class A1A, CMO, ARM,
2.75%, 8/25/55 (1) 41,809 42
Towd Point Mortgage Trust, Series 2016-4, Class A1, CMO, ARM,
2.25%, 7/25/56 (1) 26,849 27
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 22,030 22
Towd Point Mortgage Trust, Series 2017-2, Class A1, CMO, ARM,
2.75%, 4/25/57 (1) 23,088 23
Towd Point Mortgage Trust, Series 2017-5, Class A1, CMO, ARM,
1M USD LIBOR + 0.60%, 0.684%, 2/25/57 (1) 36,481 36
Verus Securitization Trust, Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 118,070 119
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 80,661 82
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 248,149 251
Verus Securitization Trust, Series 2020-1, Class A3, CMO, STEP,
2.724%, 1/25/60 (1) 299,187 303
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 104
Vista Point Securitization Trust, Series 2020-1, Class A1, CMO,
ARM, 1.763%, 3/25/65 (1) 77,603 78
Vista Point Securitization Trust, Series 2020-2, Class M1, CMO,
ARM, 3.401%, 4/25/65 (1) 145,000 149
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class
C, ARM, 4.435%, 7/15/58  40,000 43

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  370,000 395
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  615,000 676
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.584%, 9/15/31 (1) 365,000 371
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1,
Class A17, CMO, ARM, 3.00%, 5/25/50 (1) 43,580 44
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  230,000 248
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 230,000 252
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$24,493) 25,015
PRIVATE INVESTMENT COMPANIES 2.1%
Blackstone Partners Offshore Fund (5)(9) 63,178 84,327
Total Private Investment Companies (Cost $63,215) 84,327
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.5%
U.S. Government Agency Obligations 1.0%
Federal Home Loan Mortgage
2.50%, 4/1/30  96,086 101
3.00%, 12/1/42 - 2/1/47  618,006 660
3.50%, 8/1/42 - 3/1/46  696,034 757
4.00%, 10/1/40 - 12/1/41  164,029 180
4.50%, 9/1/23 - 5/1/42  244,068 273
5.00%, 1/1/24 - 8/1/40  64,764 73
5.50%, 1/1/40  129 —
6.00%, 10/1/21 - 8/1/38  53,866 64
6.50%, 3/1/32 - 9/1/32  5,382 6
7.00%, 6/1/32  461 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 1.975%, 7/1/35  912 1
12M USD LIBOR + 1.785%, 2.16%, 2/1/37  4,859 5
12M USD LIBOR + 1.785%, 2.285%, 9/1/32  148 —
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  5,661 6
12M USD LIBOR + 1.842%, 2.216%, 1/1/37  4,314 4
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  152,337 25
Federal Home Loan Mortgage, UMBS
2.00%, 1/1/36 - 9/1/36  936,208 971
2.50%, 5/1/51 - 8/1/51  238,409 249

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.00%, 5/1/31 - 12/1/50  670,323 711
3.50%, 11/1/47 - 11/1/50  495,126 534
4.00%, 1/1/50 - 2/1/50  233,782 252
4.50%, 5/1/50  45,857 50
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  58,671 63
3.50%, 6/1/42 - 5/1/46  663,028 718
4.00%, 11/1/40  190,478 209
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  761 1
12M USD LIBOR + 1.892%, 2.307%, 12/1/35  1,927 2
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  22,300 22
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  998 —
Federal National Mortgage Assn., UMBS
2.00%, 5/1/36 - 6/1/36  636,293 660
2.50%, 8/1/30 - 8/1/51  1,086,967 1,138
3.00%, 1/1/27 - 4/1/51  6,616,981 7,052
3.50%, 11/1/32 - 7/1/50  3,116,801 3,337
4.00%, 11/1/40 - 12/1/49  2,490,438 2,700
4.50%, 7/1/39 - 5/1/50  1,460,078 1,611
5.00%, 9/1/23 - 12/1/47  509,851 580
5.50%, 9/1/23 - 9/1/41  349,472 404
6.00%, 1/1/22 - 1/1/41  305,443 358
6.50%, 7/1/32 - 5/1/40  100,118 117
UMBS, TBA(14)
2.00%, 9/1/51  7,100,000 7,197
2.50%, 9/1/51  5,525,000 5,738
3.00%, 9/1/51  1,620,000 1,695
4.00%, 9/1/51  920,000 986
4.50%, 9/1/51  1,010,000 1,092
40,602
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
2.50%, 6/20/51 - 7/20/51  2,046,734 2,123
3.00%, 9/15/42 - 7/20/51  3,172,487 3,333
3.50%, 12/20/42 - 4/20/48  2,534,941 2,713
4.00%, 7/20/42 - 10/20/50  1,279,226 1,368
4.50%, 11/20/39 - 9/20/47  561,682 615
5.00%, 7/20/39 - 6/20/48  481,162 533
5.50%, 1/20/36 - 3/20/49  531,429 594
6.00%, 12/20/38  22,003 26
6.50%, 3/15/26 - 12/20/33  969 2
8.00%, 4/15/22 - 10/20/25  173 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  66,546 69

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Government National Mortgage Assn., CMO, IO
3.50%, 4/20/39 - 5/20/43  39,984 5
4.00%, 5/20/37 - 2/20/43  59,453 3
4.50%, 12/20/39  1,998 —
Government National Mortgage Assn., TBA(14)
2.00%, 10/20/51  3,310,000 3,373
2.50%, 9/20/51  3,418,000 3,545
3.50%, 9/20/51  1,240,000 1,305
19,607
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $59,508) 60,209
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.8%
U.S. Treasury Obligations 1.8%
U.S. Treasury Bonds, 1.875%, 2/15/41  4,365,000 4,400
U.S. Treasury Bonds, 1.875%, 2/15/51  3,985,000 3,937
U.S. Treasury Bonds, 2.00%, 8/15/51  2,750,000 2,799
U.S. Treasury Bonds, 2.25%, 5/15/41  2,120,000 2,269
U.S. Treasury Bonds, 2.375%, 5/15/51  2,100,000 2,320
U.S. Treasury Notes, 0.125%, 5/15/23  2,455,000 2,454
U.S. Treasury Notes, 0.125%, 6/30/23  6,050,000 6,045
U.S. Treasury Notes, 0.125%, 1/15/24  4,000,000 3,985
U.S. Treasury Notes, 0.125%, 2/15/24 (15) 10,265,000 10,225
U.S. Treasury Notes, 0.25%, 3/15/24  1,220,000 1,218
U.S. Treasury Notes, 0.25%, 5/15/24  8,025,000 8,002
U.S. Treasury Notes, 0.25%, 6/15/24  5,015,000 4,999
U.S. Treasury Notes, 0.625%, 7/31/26  3,350,000 3,327
U.S. Treasury Notes, 0.75%, 4/30/26  2,642,600 2,645
U.S. Treasury Notes, 0.75%, 5/31/26  9,545,000 9,548
U.S. Treasury Notes, 0.75%, 8/31/26  2,649,500 2,646
70,819
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $69,885) 70,819
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.4%
T. Rowe Price Treasury Reserve Fund, 0.04% (3)(16) 134,746,259 134,746
Total Short-Term Investments (Cost $134,746) 134,746

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (3)(16) 945,343 9,453
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 9,453
Total Securities Lending Collateral (Cost $9,453) 9,453
Total Investments in Securities 100.7%
(Cost $2,548,637) $ 4,001,519
Other Assets Less Liabilities (0.7)% (27,687)
Net Assets 100.0% $ 3,973,832
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$52,400 and represents 1.3% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2021.
(7) All or a portion of this security is on loan at August 31, 2021.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $31,033 and represents 0.8% of net assets.
(9) Level 3 in fair value hierarchy.
(10) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(11) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
August 31, 2021, was $277 and was valued at $268 (0.0% of net assets).

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(12) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(13) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $24,931 and represents 0.6% of net assets.
(15) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PIPE Private Investment in Public Equity
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 10/15/21 @ $4,525.00 544 246,034 (4,099)
Total Options Written (Premiums $(4,601)) $ (4,099)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 1,213 24 26 (2)
Barclays Bank, Protection Sold (Relevant
Credit: United Mexican States, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/26 * 911 8 (1) 9
BNP Paribas, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 497 10 10 —
Citibank, Protection Sold (Relevant Credit:
United Mexican States, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 * 257 2 — 2
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/26 1,300 22 8 14
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 48 1 — 1
JPMorgan Chase, Protection Sold
(Relevant Credit: United Mexican States,
Baa1*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/26 * 132 1 — 1
Total Bilateral Credit Default Swaps, Protection Sold 43 25
Total Bilateral Swaps 43 25
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/26 * 2,435 264 208 56

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 * 6,569 180 157 23
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 * 1,484 26 17 9
Protection Sold (Relevant Credit: United
Mexican States, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 * 4,295 37 11 26
Total Centrally Cleared Credit Default Swaps,
Protection Sold 114
Total Centrally Cleared Swaps 114
Net payments (receipts) of variation margin to date (112)
Variation margin receivable (payable) on centrally cleared swaps $ 2
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/19/21 USD 230 EUR 195 $ (1)
Citibank 11/19/21 USD 113 EUR 96 —
Morgan Stanley 11/19/21 USD 344 EUR 291 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 136 MSCI EAFE Index contracts 9/21 (15,990) $ 84
Long, 339 S&P 500 E-Mini Index contracts 9/21 76,623 1,796
Long, 95 U.S. Treasury Long Bond contracts 12/21 15,482 47
Short, 125 U.S. Treasury Notes five year contracts 12/21 (15,465) (11)
Short, 59 U.S. Treasury Notes ten year contracts 12/21 (7,874) (3)
Long, 31 U.S. Treasury Notes two year contracts 12/21 6,830 —
Long, 93 Ultra U.S. Treasury Bonds contracts 12/21 18,347 125
Net payments (receipts) of variation margin to date (2,237)
Variation margin receivable (payable) on open futures contracts $ (199)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 7.21%  $ — $ 1 $ 2
T. Rowe Price Institutional Emerging Markets
Bond Fund, 3.94%  — 345 463
T. Rowe Price Institutional Emerging Markets
Equity Fund  — (12,407) —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.43%  — (69) 329
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 3.82%  — 334 552
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 1.00%  — 428 333
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 6.59%  84 326 —
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — 575 —
T. Rowe Price Real Assets Fund - I Class  — 174 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 1.69%  — 4,350 312
T. Rowe Price Treasury Reserve Fund, 0.04% — — 10
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ 84# $ (5,943) $ 2,001+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Inflation
Protected Bond Fund - I Class,
7.21%  $ 6 $ — $ — $ 7
T. Rowe Price Institutional
Emerging Markets Bond Fund,
3.94%  41,094 463 — 41,902
T. Rowe Price Institutional
Emerging Markets Equity Fund  229,684 24,025 — 241,302
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.43%  33,150 754 — 33,835
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
3.82%  40,686 4,103 — 45,123
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 1.00%  85,413 3,333 — 89,174
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 6.59%  39,495 — 9,916 29,905
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  — 77,650 — 78,225
T. Rowe Price Real Assets Fund
- I Class  85,209 — — 85,383
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
1.69%  61,714 1,312 — 67,376
T. Rowe Price Treasury Reserve
Fund, 0.04% 129,695  ¤  ¤ 134,746
T. Rowe Price Short-Term Fund,
0.07% 16,452  ¤  ¤ 9,453
Total $ 856,431^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,001 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $754,918.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Growth Allocation Fund  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 254,912 $ — $ 254,912
Bond Mutual Funds 307,322 — — 307,322
Common Stocks 2,123,437 652,967 3,646 2,780,050
Convertible Bonds — — 2,414 2,414
Convertible Preferred Stocks — 2,959 20,426 23,385
Equity Mutual Funds 404,910 — — 404,910
Private Investment Companies — — 84,327 84,327
Short-Term Investments 134,746 — — 134,746
Securities Lending Collateral 9,453 — — 9,453
Total Securities 2,979,868 910,838 110,813 4,001,519
Swaps* — 182 — 182
Futures Contracts* 2,052 — — 2,052
Total $ 2,981,920 $ 911,020 $ 110,813 $ 4,003,753
Liabilities
Options Written $ — $ 4,099 $ — $ 4,099
Forward Currency Exchange
Contracts — 1 — 1
Futures Contracts* 14 — — 14
Total $ 14 $ 4,100 $ — $ 4,114

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period  ended
August 31, 2021 . Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at August 31, 2021 , totaled  $ (944,000)  for the period  ended
August 31, 2021 .
F103-054Q1 08/21
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
8/31/21
Investment in Securities
Common Stocks $ 3,903 $ (199) $ 233 $ (291) $ 3,646
Convertible Bonds — — 2,414 — 2,414
Convertible Preferred Stocks 13,674 5,879 1,407 (534) 20,426
Private Investment Companies 145,116 2,211 — (63,000) 84,327
Total $ 162,693 $ 7,891 $ 4,054 $ (63,825) $ 110,813